Secured Term Loan Facilities and Revolving Credit Facilities - Other Loan Facility Covenants (Details) - Line of Credit $ in Millions	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
Aggregate fair market value of collateral in excess of aggregate debt outstanding	$ 862.0
Minimum
Debt Instrument [Line Items]
Aggregate fair market value of collateral to aggregate outstanding amount (as a percent)	110.00%
Maximum
Debt Instrument [Line Items]
Aggregate fair market value of collateral to aggregate outstanding amount (as a percent)	135.00%